CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - EUR (€) € in Thousands	Total	Equity line agreement share warrants	Kreos share warrants	Other equity agreement	SHARE CAPITAL	SHARE CAPITAL Equity line agreement share warrants	SHARE CAPITAL Kreos share warrants	SHARE CAPITAL Other equity agreement	PREMIUMS RELATED TO SHARE CAPITAL	PREMIUMS RELATED TO SHARE CAPITAL Equity line agreement share warrants	PREMIUMS RELATED TO SHARE CAPITAL Kreos share warrants	PREMIUMS RELATED TO SHARE CAPITAL Other equity agreement	TRANSLATION RESERVE	RETAINED EARNINGS	NET LOSS FOR THE YEAR
Number of shares issued at beginning of period (in shares) at Dec. 31, 2020	14,320,271
Reconciliation of number of shares outstanding [abstract]
Capital increase from issuance of ordinary shares (in shares)	1,964,031
Exercises of share warrants (in shares)		312,000		167,749
Number of shares issued at end of period (in shares) at Dec. 31, 2021	16,764,051
Equity at beginning of period at Dec. 31, 2020	€ 1,733				€ 143				€ 42,073				€ 0	€ (2,851)	€ (37,633)
Changes in equity [abstract]
Net loss for the period	(42,452)														(42,452)
Other comprehensive income (loss)	169													169
Total comprehensive income (loss) for the period	(42,283)													169	(42,452)
Appropriation of prior period net loss	0													(37,633)	37,633
Capital increase from issuance of ordinary shares	60,001				20				59,982
Transaction costs related to capital increase	(4,090)								(4,090)
Exercises of share warrants		€ 8,097		€ 1,522		€ 3		€ 2		€ 8,094		€ 1,520
Shares based compensation expense	828													828
Transaction on treasury shares	126													126
Equity at end of period at Dec. 31, 2021	€ 25,934				168				107,578				0	(39,361)	(42,452)
Reconciliation of number of shares outstanding [abstract]
Capital increase from issuance of ordinary shares (in shares)	5,530,000
Exercises of share warrants (in shares)	19,134
Number of shares issued at end of period (in shares) at Dec. 31, 2022	22,313,185
Changes in equity [abstract]
Net loss for the period	€ (60,740)														(60,740)
Other comprehensive income (loss)	235													235
Total comprehensive income (loss) for the period	(60,506)													235	(60,740)
Appropriation of prior period net loss	0													(42,452)	42,452
Capital increase from issuance of ordinary shares	46,231				55				46,176
Transaction costs related to capital increase	(3,280)								(3,280)
Exercises of share warrants	3								2
Shares based compensation expense	(1,164)													(1,164)
Transaction on treasury shares	(28)													(28)
Equity at end of period at Dec. 31, 2022	€ 7,189				223				150,476				0	(82,770)	(60,740)
Reconciliation of number of shares outstanding [abstract]
Capital increase from issuance of ordinary shares (in shares)	40,325,500
Exercises of share warrants (in shares)			99,583	190,550
Number of shares issued at end of period (in shares) at Dec. 31, 2023	62,928,818
Changes in equity [abstract]
Net loss for the period	€ (147,740)														(147,740)
Other comprehensive income (loss)	225												112	112
Total comprehensive income (loss) for the period	(147,516)												112	112	(147,740)
Appropriation of prior period net loss	0													(60,740)	60,740
Capital increase from issuance of ordinary shares	353,377				403				352,974
Transaction costs related to capital increase	(28,111)								(28,111)
Exercises of share warrants			€ 1,850	€ 2			€ 1	€ 2			€ 1,849
Issue of convertible notes	1,030								1,030
Shares based compensation expense	8,179													8,179
Transaction on treasury shares	10													10
Equity at end of period at Dec. 31, 2023	€ 196,010				€ 629				€ 478,218				€ 112	€ (135,209)	€ (147,740)